Segment, Product and Geographic Information - Accounts receivable from significant customers (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment, Product and Geographic Information
Accounts receivable	$ 108,982	$ 209,913
Customer A and Its Affiliates
Segment, Product and Geographic Information
Accounts receivable	82,144	160,107
Customer C
Segment, Product and Geographic Information
Accounts receivable	$ 26,838	$ 49,806